Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in thousands)	6/30/2022	12/31/2021

Due < 1 year	1,459	644
Due 1 - 5 years	9,734	9,181
Due > 5 years	10,603	11,989
Commitments for future lease obligations	21,796	21,814